Other income and gains	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other income and gains

4. Other income and gains

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Interest income	87,852	682,409	515,980	28,253
Government grants (Note a)	1,846	14,336	-	12,324,800
Foreign exchange gain, net	-	-	28,394	194,717
Rebate income	4,398	34,159	-
Rental income	83,488	648,509	96,000	104,000
Reversal of provision for reinstatement costs	9,011	70,000	-	-
Sponsorship income	63,742	495,131	78,888	530,765
Sundry income (Note b)	81,232	630,988	472,262	1,116,338

	331,569	2,575,532	1,191,524	14,298,873

Note:

a)	The government grants represent subsidies granted from Maternity Leave Pay (“RMLP”) Scheme for the year. All conditions of the government grants have been satisfied. (2022: The government grants represent subsidies granted from Catering Business Subsidy Scheme under the Anti-epidemic Fund of the Government of the Hong Kong Special Administrative Region. All conditions of the government grants have been satisfied.)

b)	Sundry income mainly includes reimbursement of medical expenses on occupational injury and other miscellaneous expenses, which individually are not material to the Group.